TRADE RECEIVABLES AND NOTES RECEIVABLES - Movements on the provision for impairment of trade receivables (Details) - Accumulated Impairment - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in other provisions
Allowance account for credit losses of financial assets at beginning of period	¥ 1,012,722	¥ 988,802	¥ 814,986
Provision for impairment	34,807	364,618	405,574
Written off	(17,021)	(285,178)	(142,786)
Reversal	(38,481)	(38,465)	(90,752)
Others (Note)	(43,245)	(17,055)	1,780
Allowance account for credit losses of financial assets at end of period	¥ 948,782	¥ 1,012,722	¥ 988,802